Premises And Equipment - Details of premises and equipment(owned) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 3,190,833	₩ 2,791,642	₩ 2,793,077	₩ 2,777,847
Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	5,134,993	4,629,541
Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(1,942,849)	(1,837,239)
Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	(1,311)	(660)
Land
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,983,149	1,662,448	1,709,712	1,695,357
Land | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,983,809	1,663,108
Land | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Land | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	(660)	(660)
Building
Disclosure of property plant and equipment [Line Items]
Net carrying value	708,535	683,221	719,738	730,676
Building | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,125,471	1,087,536
Building | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(416,885)	(404,315)
Building | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	(51)	0
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Net carrying value	377,217	305,581	265,064	261,278
Equipment and vehicles | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,465,257	1,305,020
Equipment and vehicles | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(1,087,440)	(999,439)
Equipment and vehicles | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	(600)	0
Leasehold improvements
Disclosure of property plant and equipment [Line Items]
Net carrying value	75,958	71,952	61,369	58,352
Leasehold improvements | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	514,364	505,417
Leasehold improvements | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(438,406)	(433,465)
Leasehold improvements | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Construction in progress
Disclosure of property plant and equipment [Line Items]
Net carrying value	45,761	68,440	37,194	32,184
Construction in progress | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	45,761	68,440
Construction in progress | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Construction in progress | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Structures
Disclosure of property plant and equipment [Line Items]
Net carrying value	213	0	₩ 0	₩ 0
Structures | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	331	20
Structures | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(118)	(20)
Structures | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 0	₩ 0